                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.

                              FORM 13F

                        FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30-Jun-05
                                               -----------------------

Check here if Amendment / /; Amendment Number:
                                              ---------
  This Amendment (Check only one)  / /  is a restatement.
                                   / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                  Mark S. Siegel
                                       ----------------------------------
Address:                               1801 Century Park East Suite 1111
                                       ----------------------------------
                                       Los Angeles, CA 90067
                                       ----------------------------------

Form 13 F File Number:                 28-4186
                                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Mark S. Siegel
                         --------------
Title:                   President
                         --------------
Phone:                   (310) 843-0050
                         --------------

Signature, Place, and Date of Signing

  /s/ Mark S. Siegel                 Los Angeles, California         7/12/2005
  ------------------                 -----------------------       ------------
    [Signature]                          [City, State]                [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

                                                                                                                 SEC USE ONLY
Page 1 of 1                    Name of Reporting Manager: REMY INVESTORS AND CONSULTANTS, INC.
-------------------------------------------------------------------------------------------------------------------------------

Item 1:        Item 2:  Item 3:   Item 4:     Item 5:      Item 6: Investment Discretion  Item 7:    Item 8: Voting Authority
                                                        --------------------------------                    (Shares)
Name of Issuer Title of CUSIP     Fair Market Shares of (a)Sole (b) Shared-As (c) Shared  Managers  ---------------------------
               Class    Number    Value       Principal          Defined In     - Other   See       (a)Sole (b) Shared (c) None
                                  (x1000)     Amount             Instr. V                 Instr. V
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PATTERSON-UTI  COMMON   703481101 91,518     3,288,448     x                                          x
ENERGY CORP.
-------------------------------------------------------------------------------------------------------------------------------
VIACOM, INC.   COMMON   925524308 16,528       516,168     x                                          x
-------------------------------------------------------------------------------------------------------------------------------

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COLUMN TOTALS                      108,045
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


SEC 1685 (5/91)
                                 Form 13F Summary Page

Report Summary:

Number of other Included Managers:
                                                    -----------------

Form 13F Information Table Entry Total:
                                                    -----------------

Form 13F Information Table Value Total:             $         108,045
                                                    -----------------
                                                              (x1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE